FINANCIAL INSTRUMENTS - Prospective and retrospective tests (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Unrealized gains on financial instruments
Current assets		R$ 2,557
Non-current assets		10,394
Unrealized losses on financial instruments
Current liabilities		(6,584)
Non-current liabilities	R$ (1,267)
Net Income
Gains on financial instruments	9,666	33,753
Losses on financial instruments	(19,107)	(72,683)
Gains (losses) on financial instruments recognized in Net Income	(9,441)	(38,930)	R$ 87,085
Other comprehensive income
Gains on financial instruments	(11,364)	212	R$ 17,283
Gains on financial instruments recognized in other comprehensive income	(11,364)	212
Unrealized gains on financial instruments
Unrealized gains on financial instruments
Current assets		2,557
Non-current assets		10,394
Unrealized gains on financial instruments		12,951
Unrealized losses on financial instruments
Unrealized losses on financial instruments
Current liabilities		(6,584)
Non-current liabilities	(1,267)
Unrealized losses on financial instruments	R$ (1,267)	R$ (6,584)